Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets: Tax loss	$ 1,250,100	$ 1,941,500
Deferred tax assets: Valuation allowance	(1,250,100)	(1,941,500)
Total deferred tax assets, noncurrent